(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share
20.	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted (loss)/earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. The effects of all outstanding redeemable convertible preferred shares and share options were excluded from the computation of diluted loss per share for the year ended December 31 2016, as their effects would be anti-dilutive. The effect of the convertible notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the year ended December 31, 2017, as its effect would be anti-dilutive. Upon completion of the Company’s IPO on April 3, 2018, all redeemable convertible preferred shares were converted into 1,231,841,032 Class A ordinary shares and 2,496,982,468 Class B ordinary shares. The effect of convertible senior notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the year ended December 31, 2018, as its effect would be anti-dilutive.

Basic (loss)/earnings per share for the years ended December 31, 2016 and 2017 and basic and diluted loss per Class A and Class B ordinary share for the year ended December 31, 2018 are calculated as follows:

	Year ended December 31,
	2016	2017	2018		2018
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic net (loss)/earnings per share calculation:
Numerator:
Net loss attributable to iQIYI, Inc.	(3,074,022)	(3,736,932)	(3,841,616)	(558,740)	(5,268,160)	(766,221)
Extinguishment and reissuance of Series B preferred shares	—	(363,279)	—	—	—	—
Accretion of redeemable convertible preferred shares	(4,874,739)	5,073,140	(126,085)	(18,338)	(172,905)	(25,148)
Allocation of net income attributable to preferred shareholders	—	(870,166)	—	—	—	—
Numerator for computing basic net (loss)/earnings per share	(7,948,761)	102,763	(3,967,701)	(577,078)	(5,441,065)	(791,369)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	342,548,237	1,631,116,600	1,631,116,600	2,236,815,186	2,236,815,186
Basic net (loss)/earnings per share	(23.20)	0.30	(2.43)	(0.35)	(2.43)	(0.35)

Diluted loss per share for the years ended December 31, 2016 and 2017 and diluted loss per Class A and Class B ordinary share for the year ended December 31, 2018 are calculated as follows:

	Year ended December 31,
	2016	2017	2018		2018
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Diluted net loss per share calculation:
Numerator:
Numerator for computing basic net (loss)/earnings per share	(7,948,761)	102,763	(3,967,701)	(577,078)	(5,441,065)	(791,369)
Add: Extinguishment and reissuance of Series B preferred shares	—	363,279	—	—	—	—
Deduct: Accretion of redeemable convertible preferred shares	—	(5,073,140)	—	—	—	—
Add: Allocation of net income attributable to preferred shareholders	—	870,166	—	—	—	—
Numerator for computing diluted net loss per share	(7,948,761)	(3,736,932)	(3,967,701)	(577,078)	(5,441,065)	(791,369)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	342,548,237	1,631,116,600	1,631,116,600	2,236,815,186	2,236,815,186
Conversion of redeemable convertible preferred shares to ordinary shares	—	2,900,599,024	—	—	—	—
Weighted average number of shares used in calculating diluted net loss per share	342,548,237	3,243,147,261	1,631,116,600	1,631,116,600	2,236,815,186	2,236,815,186
Diluted net loss per share	(23.20)	(1.15)	(2.43)	(0.35)	(2.43)	(0.35)